Schedule of investments
Macquarie Large Cap Growth Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.34%♣
Communication Services — 3.54%
Alphabet Class A	1,621,333	$ 285,727,515
		285,727,515
Consumer Discretionary — 9.70%
Amazon.com †	2,437,703	534,807,661
Booking Holdings	23,021	133,274,094
Ferrari	232,849	114,268,319
		782,350,074
Consumer Staples — 1.98%
Coca-Cola	2,253,900	159,463,425
		159,463,425
Financials — 15.03%
Intercontinental Exchange	1,555,270	285,345,387
Mastercard Class A	387,179	217,571,367
MSCI	329,201	189,863,385
S&P Global	248,493	131,027,874
Visa Class A	1,095,556	388,977,158
		1,212,785,171
Healthcare — 9.91%
Cooper †	1,243,254	88,469,955
Danaher	990,902	195,742,781
IDEXX Laboratories †	128,630	68,989,414
Intuitive Surgical †	248,576	135,078,684
UnitedHealth Group	551,447	172,034,920
Veeva Systems Class A †	482,365	138,911,473
		799,227,227
Industrials — 7.79%
Broadridge Financial Solutions	470,104	114,249,375
Equifax	584,421	151,581,275
Old Dominion Freight Line	515,792	83,713,042
Verisk Analytics	247,471	77,087,216
Waste Connections	1,081,288	201,898,095
		628,529,003
Information Technology — 47.61%
Apple	2,635,102	540,643,877
Autodesk †	316,211	97,889,439
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Broadcom	477,622	$ 131,656,504
CDW	453,214	80,939,488
Intuit	295,084	232,417,011
Microsoft	2,512,948	1,249,965,465
Motorola Solutions	130,411	54,832,609
NVIDIA	6,376,302	1,007,391,953
Salesforce	529,326	144,341,907
Synopsys †	151,969	77,911,467
Taiwan Semiconductor Manufacturing ADR	615,602	139,427,697
VeriSign	287,252	82,958,378
		3,840,375,795
Real Estate — 3.78%
CoStar Group †	1,600,530	128,682,612
Equinix	221,283	176,023,988
		304,706,600
Total Common Stocks (cost $3,324,858,624)		8,013,164,810

Total Value of Securities—99.34% (cost $3,324,858,624)		8,013,164,810
Receivables and Other Assets Net of Liabilities—0.66%		52,858,576
Net Assets Applicable to 203,234,152 Shares Outstanding—100.00%		$8,066,023,386
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- IV067 [0625] 0825 (4730784)    1